Rule 497(e)
 File No. 33-58504


                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                              PROSPECTUS SUPPLEMENT
                                OCTOBER 10,1997


This Supplement amends the Individual Deferred Variable Annuity Contracts Prospectus dated May 1, 1997, as amended August 15, 1997


     . The following language is added to the end of the first paragraph under the "Summary of Expenses" table:

The table does not reflect the charges applicable to certain death benefit options offered under the Contracts. (See "Charges and Deductions- Deduction for Equity Assurance Plan" on page ____; "Charges and Deductions - Deductions for the Enhanced Equity Assurance Plan on page ____; "Charges and Deductions-Deductions for the Annual Ratchet Plan" on page__; "Charges and Deductions- "Deductions for the Accidental Death Benefit" on page ___.)

     . The section "Deduction for Accidental Death Benefit" is deleted and the following three paragraphs are substituted:

Deduction for Equity Assurance Plan

If the Owner has elected the Equity Assurance Plan, the Company deducts monthly an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and
 .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Enhanced Equity Assurance Plan

If the Owner has elected the Enhanced Equity Assurance Plan, the Company deducts monthly an Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Deduction for Annual Ratchet Plan

If the Owner has elected the Annual Ratchet Plan, the Company deducts monthly an Annual Ratchet Plan Charge equal on an annual basis to .10% of the average daily net asset value of the Variable Account.


Deduction for Accidental Death Benefit

If the Owner has elected the Accidental Death Benefit, the Company deducts monthly an Accidental Death Benefit Charge equal on an annual basis to .05% of the average daily net asset value of the Variable Account.


     . The section "DEATH BENEFIT" is deleted and the following language is substituted:


                                  DEATH BENEFIT

Prior to the Annuity Date

In the event of an Your death prior to the Annuity Date, a death benefit is payable to the Beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. If there has been a change of Owner, the death benefit will equal the Contract Value. Otherwise, the death benefit will be calculated in accordance with the terms described below, as designated by the Owner at the time of application.

Standard Death Benefit

Under the standard Death Benefit, We will pay a death benefit equal to the greatest of:

     1. the total of all Premium, reduced proportionately by withdrawals and surrenders;

2.  the Contract Value;

3. the greatest of the Contract Value at the seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

The standard Death Benefit will be in effect in no other death benefit option is in effect.

Equity Assurance Plan Option

If at the time of application the Owner has selected a death benefit under the terms of the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

1.  the Contract Value; or

2. the greatest Contract Value on any seventh Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

3.  an amount equal to a) plus b) where:

a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

0% per annum if death occurs during the 1st through 24th month from the date of Premium payment; 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment; 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment; 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment; 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment; 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

b) is equal to all Premiums paid after the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below.

The Company deducts monthly an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.


The Equity Assurance Plan will be in effect if:

1.    the Owner elected it on the Application; and

2. the charge for the Equity Assurance Plan is shown on the Contract Schedule.

The Equity Assurance Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it.


Enhanced Equity Assurance Plan Option

If at the time of application the Owner has selected a death benefit under the terms of the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

1. the Contract Value; or

2. the greatest Contract Value on any Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

3.  an amount equal to a) plus b) where:

a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

0% per annum if death occurs during the 1st through 24th month from the date of Premium payment; 2% per annum if death occurs during the 25th through 48th month from the date of Premium payment; 4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment; 6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment; 8% per annum if death occurs during the 97th through 120th month from the date of Premium payment; 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

b) is equal to all Premiums paid after the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below.

The Company deducts monthly an Enhanced Equity Assurance Plan Charge equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.





The Enhance Equity Assurance Plan will be in effect if:

1. the Owner elected it on the Application; and

2. the charge for this Rider is shown on the Contract Schedule.

The Enhanced Equity Assurance Plan will cease to be in effect upon receipt by the Company on the Owner's written request to discontinue it.

Annual Ratchet Plan Option

If at the time of application, the Owner has selected a death benefit under the terms of the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of :

1.  The total of all Premiums paid, less surrenders;

2.  The Contract Value; or

3. the greatest Contract Value at any Contract Anniversary reduced proportionately by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

The Company deducts monthly an a daily charge for the Annual Ratchet Plan Charge which is equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

The Annual Ratchet Plan will be in effect if:

1.  the Owner designates this option on the Application; and

2. the Annual Ratchet Plan charge is shown on the Contract Schedule.

The Annual Ratchet Plan will cease to be in effect upon receipt by the Company of the Owner's written request to discontinue it.


Accidental Death Benefit

The Owner may select the Accidental Death Benefit in addition to any of the forms of death benefit. If at the time of application the Owner selected the Accidental Death Benefit, the accidental death benefit payable under this option will be equal to the lesser of:

1.  the Contract Value as of the date the death benefit is determined; or

2.  $250,000.

The Company deducts monthly a daily charge for the Accidental
Death Benefit which is equal on an annual basis to .05% of the average daily net asset value of the Variable Account.

The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his/her 75th birthday as a result of an injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

The Accidental Death Benefit will not be paid for any death caused by or resulting in whole or in part from the following:

    1.    suicide or attempted suicide while sane or insane;

    2.    intentionally self-inflicted injuries;

    3. sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    4. injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

    5.     declared or undeclared war or any act thereof; or

    6.     service in the military, naval or air service of any country.

    The Accidental Death Benefit will be in effect if Accidental Death Benefit charge is shown on the Contract Schedule.

     The Accidental Death Benefit will cease to be in effect upon receipt by the Company the Owner's written request to discontinue it.

    Payment to Beneficiary

          Upon the death of the Owner prior to the Annuity Date, the Beneficiaries may elect the death benefit to be paid as follows:

1. payment of the entire death benefit within 5 years of the date of the Owner's death; or

2. payment over the lifetime of the designated Beneficiary with distribution beginning within 1 year of the date of death of the Owner (see Annuity Options section of this contract); or

3. if the designated Beneficiary is Your spouse, he/she can continue the contract in his/her own name.

If no payment option is elected within 60 days of Our receipt of proof of the Owner's death, a single sum settlement will be made at the end of the sixty (60) day period following such receipt. Upon payment of the death benefit, this contract will end.

After the Annuity Date

If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under this contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death. If the Owner is not an individual, the Annuitant shall be treated as the Owner and any change of such first named Annuitant, will be treated as if the Owner died.

Death of the Annuitant

     If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant.

     If an Annuitant dies after the Annuity Date, the remaining payments, if any will be as specified in the Annuity Option elected. We will require as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.